S-K 1606, De-SPAC Board Determination	Nov. 09, 2026
De-SPAC, Board Determination Disclosure [Line Items]
De-SPAC, Board Determination Disclosure [Text Block]

Recommendation of the ALCY Board

THE ALCY BOARD UNANIMOUSLY RECOMMENDS THAT ALCY SHAREHOLDERS VOTE “FOR” THE APPROVAL OF THE BUSINESS COMBINATION PROPOSAL.

The ALCY Board believes that the Business Combination Proposal to be presented at the extraordinary general meeting is in the best interests of ALCY’s shareholders and unanimously recommends that its shareholders vote “FOR” the approval of the Business Combination Proposal.

The existence of financial and personal interests of one or more of ALCY’s directors may result in a conflict of interest on the part of such director(s) between what he, she or they may believe is in the best interests of ALCY and its shareholders and what he, she or they may believe is best for himself, herself or themselves in determining to recommend that shareholders vote for the proposals. In addition, ALCY’s officers have interests in the Business Combination that may conflict with your interests as a shareholder. See “The Business Combination Proposal — Certain Interests of ALCY’s Directors and Officers and Others in the Business Combination” for a further discussion.

De-SPAC, Board Determination, Factors Considered [Line Items]
De-SPAC, Board Determination, Target Company Valuation Considered [Text Block]	Based on the enterprise value of Cartiga of approximately $540 million
De-SPAC, Board Determination, Financial Projections Relied Upon [Text Block]

In addition to the drawbacks, there were many points about Cartiga that make it an attractive target. These include:

●	Cartiga has approximately 20 years of track record.
●	Cartiga has originated approximately $1.6 billion of assets.
●	Cartiga is backed by large and prominent U.S. investors.
●	It has built a tech-enabled platform to underwrite and manage its portfolio, bolstered by proprietary access to historical data that includes over 250,000 fundings of litigation-linked assets.
●	Highly scalable platform.
●	Considerable investments in R&D to create a proprietary model for underwriting and risk management.
●	Profitable tech-enabled specialty finance company.
●	Improving ability to generate cash.
●	Operating and net margins are strong.
●	Strong equity base, which is growing.

De-SPAC, Board Determination, Terms of Financing Materially Related Considered [Text Block]

In March 2025, the disclosure schedules were circulated and discussions on permissible Company business and increases in debt during the ordinary course of business were discussed. In addition, the parties discussed the amount of cash Pubco should have at the time of the Business Combination which the parties set in the amount of $40,000,000, by way of a PIPE or other means. In addition, the parties also discussed a termination fee to ALCY in the event the Business Combination does not close under certain circumstances. The parties agreed to a termination fee of $2,500,000 by March 17, 2025.

De-SPAC, Board Determination, Unaffiliated Party Documents Considered [Text Block]

The ALCY Board did not obtain a third-party valuation or fairness opinion in connection with their determination to approve the Business Combination with Cartiga. The directors and officers of ALCY and ALCY’s advisors have substantial experience in evaluating the operating and financial merits of companies from a wide range of industries and concluded that their experience and backgrounds, together with the experience and sector expertise of ALCY’s financial advisors and consultants, enabled them to make the necessary analyses and determinations regarding the Business Combination with Cartiga. In addition, ALCY’s directors and officers and ALCY’s advisors have substantial experience with mergers and acquisitions. The majority of the independent directors who are not employees of ALCY did not retain an unaffiliated representative to act solely on behalf of unaffiliated security holders for purposes of negotiating the terms of the Business Combination. Accordingly, investors will be relying solely on the judgment of the ALCY Board and ALCY’s advisors in valuing Cartiga’s business.

De-SPAC, Board Determination, Dilution Considered [Text Block]
●	Dilution. Public shareholders may be diluted by sponsor promotes, any PIPE or other equity financing, earnouts/equity incentives, and the outstanding warrants (if not retired), potentially pressuring trading dynamics post-close.

De-SPAC, Board Determination, Other Factors Considered [Text Block]

The ALCY Board also considered a variety of uncertainties and risk and other potentially negative factors concerning the Business Combination including, but not limited to, the following:

●	Failure to Raise a PIPE. If a PIPE is not raised, it may limit the ability of Cartiga to deploy capital into the assets they are able to originate;
●	Regulatory Risk. Cartiga’s industry may be exposed to regulatory changes that can affect the profitability of Cartiga;
●	Redemption Risk. The potential that a significant number of ALCY’s stockholders elect to redeem their shares prior to the consummation of the Business Combination and pursuant to ALCY’s Current M&A, which would potentially make the Business Combination more difficult or impossible to complete, and/or reduce the amount of cash available to Pubco following the Closing;
●	Stockholder Vote. The risk that ALCY’s shareholders or Cartiga’s stockholders may fail to provide the respective votes necessary to effect the Business Combination;
●	Litigation. The possibility of litigation challenging the Business Combination or that an adverse judgment granting permanent injunctive relief could indefinitely enjoin consummation of the Business Combination;
●	Benefits May Not Be Achieved. The risks that the potential benefits of the Business Combination may not be fully achieved or may not be achieved within the expected timeframe; and
●	ALCY’s Shareholders Receive a Minority Position. The fact that ALCY’s shareholders will hold a minority position in Pubco.

De-SPAC, Approval By Majority of Unaffiliated Security Holders of the SPAC is Required [Flag]	false
De-SPAC, Board Determination, Unaffiliated Representative [Line Items]
Majority of Nonemployee Directors Retained an Unaffiliated Representative to Negotiate Terms of the de-SPAC Transaction [Flag]	false
Majority of Nonemployee Directors Retained an Unaffiliated Representative to Prepare a Report Concerning the de-SPAC Transaction [Flag]	false
De-SPAC, Board Determination, Approval of Directors [Line Items]
SPAC Directors Voted Against or Abstained from Voting on the de-SPAC Transaction [Table Text Block]	false